Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

NOTE I - COMMITMENTS AND CONTINGENCIES

Directors Service Agreement

On March 10, 2017, the Company executed a Board of Directors Service Agreement with Wayne Anderson. Under the terms of the Agreement, commencing April 1, 2017 the Company is to pay Mr. Anderson $10,000 per quarter for which Mr. Anderson serves on the Board of Directors. In addition to cash compensation, the Company is to issue Mr. Anderson 10,000 shares of its common stock for each quarter served. For the three months ended March 31, 2018, the Company expensed $12,500 (including $2,500 stock based) under the Agreement. At March 31, 2018 and December 31, 2017, $50,000 due Mr. Anderson (including $10,000 stock based) and $37,500 due Mr. Anderson (including $7,500 stock based) is included in “Accounts Payable and Accrued Expenses” in the Consolidated Balance Sheets at March 31, 2018 and December 31, 2017, respectively.

Occupancy

From March 14, 2014 (inception) to March 31, 2018 and continuing, the Company has used office space provided by its former parent company, Sylios Corp, at no cost to the Company.

NOTE J - COMMITMENTS AND CONTINGENCIES

Directors Service Agreement

On March 10, 2017, the Company executed a Board of Directors Service Agreement with Wayne Anderson. Under the terms of the Agreement, commencing April 1, 2017 the Company is to pay Mr. Anderson $10,000 per quarter for which Mr. Anderson serves on the Board of Directors. In addition to cash compensation, the Company is to issue Mr. Anderson 10,000 shares of its common stock for each quarter served. For the year ended December 31, 2017, the Company expensed $37,500 (including $7,500 stock based) under the Agreement, which is included in “Accounts Payable and Accrued Expenses” in the Consolidated Balance Sheet at December 31, 2017.

Occupancy

From March 14, 2014 (inception) to December 31, 2017 and continuing, the Company has used office space provided by its former parent company, Sylios Corp, at no cost to the Company.